Summary of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2012
Accounting Policies [Abstract]
Past Due Financing Receivables [Table Text Block]

The following is a summary of an aging of the Company’s markers receivable by jurisdiction that may refuse to enforce such debts:

Jurisdiction/Aging	December 31, 2012	% of total markers receivable	December 31, 2011	% of total markers receivable
PRC
0-30 days	$40,749,342		$37,987,405
31-60 days	28,065,490		8,791,929
61-90 days	26,651,442		-
Greater than 90 days	4,012,489		-
Total	$99,478,763	41%	$46,779,334	19%

Fair Value, Assets and Liabilities Measured on Nonrecurring Basis, Valuation Techniques [Table Text Block]

At least annually, management determines if the current valuation techniques used in the fair value measurements are still appropriate and evaluates and adjusts the unobservable inputs used in the fair value measurements based on current market conditions and other information. There were no changes in the valuation techniques during the current year.

Contingent	Fair Value	Valuation
Consideration	at 12/31/2012	Techniques	Unobservable Input	Range

King’s Gaming	$18,000,000	Forecasted Performance, 2013-2022	Chip Turnover Annual Growth	1.9% - 15.0%

		Forecasted Performance, 2013-2022	Operating Income/Chip Turnover	0.28% - 0.30%

		Monte Carlo Method	Average Simulated Share Prices	$2.95 - $3.38

Bao-Li Gaming	$32,294,981	Forecasted Performance, 2013-2015	Chip Turnover Annual Growth	5.0% - 19.0%

		Monte Carlo Method	Average Simulated Share Prices	$3.05 - $3.09

Schedule of Earnings Per Share, Basic and Diluted [Table Text Block]

The calculations of earnings per share are computed as follows for the years ended December 31,:

	2012	2011	2010
Numerator:
Net income for basic and diluted earnings per share	$70,119,242	$77,253,510	$32,966,865
Denominator:
Denominator for basic earnings per share
- Weighted-average Ordinary Shares outstanding during the year	42,324,462	37,371,426	14,177,408
Effect of dilutive securities:
- Weighted-average Contingent Ordinary Shares to be Issued for Earnings Incentives	-	913,194	3,012,500
- Weighted-average Director shares issued/ issuable	166	82	56
- Weighted average Unit Purchase Option	-	406,484	381,291
Denominator for diluted earnings per share	42,324,628	38,691,186	17,571,255
Basic earnings per share	$1.66	$2.07	$2.33
Diluted earnings per share	$1.66	$2.00	$1.88

Schedule of Differences between Reported Amount and Reporting Currency Denominated Amount [Table Text Block]

Any translation adjustments resulting are not included in determining net income but are included in foreign currency translation adjustment in other comprehensive income, a component of shareholders' equity.

	December 31, 2012	December 31, 2011	December 31, 2010
Period end HK$:US$ exchange rate	$7.75	$7.78	$7.77
Average annual HK$:US$ exchange rate	$7.76	$7.78	$7.77